Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature
Expenses by nature

7    Expenses by nature

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Technology service fees	2,225,130	1,651,831	1,038,922
Employee benefit expenses (Note 8)	1,519,518	1,203,152	928,953
Outsourcing labor costs	512,013	402,983	102,876
Amortization of intangible assets (Note 15)	135,212	91,746	47,742
Depreciation of property and equipment (Note 14)	106,118	68,729	51,889
Purchase costs of products	183,956	60,902	63,502
Business origination fee	251,424	53,419	16,249
Travelling expenses	38,403	40,125	40,470
Marketing and advertising fees	41,276	33,319	23,219
Professional service fees	43,620	29,432	26,789
Auditor’s remuneration
—Audit related	14,319	15,847	11,650
—Non-audit	2,830	609	2,778
Impairment loss of intangible assets	10,208	5,851	2,392
Listing expenses	69,857	—	—
Others	100,998	109,570	79,468
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	5,254,882	3,767,515	2,436,899

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Research and development costs
- Employee benefit expenses	467,720	349,458	203,127
- Technology service fees	907,552	585,741	314,413
- Amortization of intangible assets	6,282	4,438	232
- Depreciation of property and equipment	11,098	7,023	3,222
- Impairment loss of intangible assets	3,837	2,004	—
- Others	21,273	14,726	7,200
Amounts incurred	1,417,762	963,390	528,194

Less: capitalized
- Employee benefit expenses	(18,227)	(1,875)	(10,740)
- Technology service fees	(120)	(6,314)	(6,556)
	(18,347)	(8,189)	(17,296)
	1,399,415	955,201	510,898